As filed with the Securities and Exchange Commission on November 29, 2010

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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549


                                   FORM N-Q


       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANY



                 Investment Company Act file number 811-08043


          -----------------------------------------------------------


                              THE BERKSHIRE FUNDS
              (Exact name of registrant as specified in charter)

                          475 Milan Drive, Suite #103
                            San Jose, CA 95134-2453
               (Address of principal executive offices)(Zip code)


          -----------------------------------------------------------


                              MALCOLM R. FOBES III
                              The Berkshire Funds
                          475 Milan Drive, Suite #103
                           San Jose, CA  95134-2453
                   (Name and address of agent for service)

                                  COPIES TO:

                          DONALD S. MENDELSOHN, ESQ.
                               Thompson Hine LLP
                               312 Walnut Street
                                  14th Floor
                            Cincinnati, Ohio 45202


                                1-408-526-0707
              Registrant's telephone number, including area code


          -----------------------------------------------------------


Date of fiscal year end: December 31, 2010

Date of reporting period: September 30, 2010

ITEM 1. SCHEDULE OF INVESTMENTS


                                      *
                       -------------------------------
               SCHEDULE OF INVESTMENTS - BERKSHIRE FOCUS FUND
                        September 30, 2010 (unaudited)

Shares                                                         Value

            COMMON STOCKS - 94.03%                       $ 17,285,091
            =========================================================
            (Cost $15,882,895)

            BUSINESS SOFTWARE & SERVICES - 0.00%                  645
            ---------------------------------------------------------
     10     Cognizant Technology Solutions Corp. (Class A)*       645

            COMPUTER HARDWARE - 19.76%                      3,632,000
            ---------------------------------------------------------
 12,800     Apple, Inc.*                                    3,632,000

            INTERNET SOFTWARE & SERVICES - 49.12%           9,029,362
            ---------------------------------------------------------
 15,980     51job, Inc. - ADR*                                598,770
 14,925     Akamai Technologies, Inc.*                        748,936
  9,140     Amazon.com, Inc.*                               1,435,528
 17,355     Baidu, Inc. - ADR*                              1,780,970
  1,440     Google, Inc. (Class A)*                           757,138
     10     MercadoLibre, Inc.*                                   722
  7,975     Netflix, Inc.*                                  1,293,226
  7,110     OpenTable, Inc.*                                  484,049
  2,965     Priceline.com, Inc.*                            1,032,828
  8,025     Salesforce.com, Inc.*                             897,195

            INVESTMENT BANKING - 0.01%                          1,446
            ---------------------------------------------------------
     10     The Goldman Sachs Group, Inc.                       1,446

            NETWORKING & TELECOM EQUIPMENT - 1.15%            212,228
            ---------------------------------------------------------
  5,580     Acme Packet, Inc.*                                211,705
     10     Cisco Systems, Inc.*                                  219
     10     Juniper Networks, Inc.*                               304

            RESTAURANTS - 4.83%                               887,520
            ---------------------------------------------------------
  5,160     Chipotle Mexican Grill, Inc. (Class A)*           887,520

            SEMICONDUCTORS - 0.00%                              1,012
            ---------------------------------------------------------
     10     ARM Holdings plc - ADR*                               188
     10     Broadcom Corp. (Class A)*                             354
     15     Marvell Technology Group Ltd.*                        263
     10     Skyworks Solutions, Inc.*                             207

            SOFTWARE - 14.24%                               2,616,987
            ---------------------------------------------------------
 11,190     Citrix Systems, Inc.*                             763,606
  8,015     F5 Networks, Inc.*                                832,037
  1,200     Intuit, Inc.*                                      52,572
  2,290     Red Hat, Inc.*                                     93,890
 10,300     VMware, Inc.*                                     874,882

            STORAGE DEVICES - 4.92%                           903,891
            ---------------------------------------------------------
     10     EMC Corp.*                                            203
 18,150     NetApp, Inc.*                                     903,688

            EXCHANGE TRADED FUNDS - 6.02%                   1,106,152
            =========================================================
            (Cost $1,084,863)
 11,410     PowerShares QQQ                                   559,889
  8,240     ProShares Ultra QQQ*                              546,263


            TOTAL INVESTMENT SECURITIES - 100.05%          18,391,243
            =========================================================
            (Cost $16,967,758)

            LIABILITIES IN EXCESS OF OTHER ASSETS - (0.05%)    (8,305)
            ---------------------------------------------------------

            NET ASSETS - 100.00%                         $ 18,382,938
            =========================================================
            Equivalent to $11.05 per share


   *Non-income producing
   ADR - American Depositary Receipt


The cost basis of investments for federal income tax purposes at September 30, 2010 was as follows*:

Cost of investments                  $ 16,967,758
                                       ==========
Gross unrealized appreciation           1,446,860
Gross unrealized depreciation             (23,375)
                                       ----------
Net unrealized appreciation          $  1,423,485


*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.


The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determina-tion. Various inputs are used in determining the value of the Fund's invest-ments. These inputs are summarized in the three broad levels below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund's own assump-tions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's assets as of September 30, 2010:

                                       Level 1    Level 2   Level 3      Total
------------------------------------------------------------------------------
Common Stocks
   Internet Software & Services    $  9,029,362      -        -   $  9,029,362
   Computer Hardware                  3,632,000      -        -      3,632,000
   Software                           2,616,987      -        -      2,616,987
   Storage Devices                      903,891      -        -        903,891
   Restaurants                          887,520      -        -        887,520
   Networking & Telecom Equipment       212,228      -        -        212,228
   Investment Banking                     1,446      -        -          1,446
   Semiconductors                         1,012      -        -          1,012
   Business Software & Services             645      -        -            645
                                    ------------------------------------------
Total Common Stocks                  17,285,091      -        -     17,285,091

Exchange Traded Funds                 1,106,152      -        -      1,106,152
                                    ------------------------------------------
Total Investments                  $ 18,391,243      -        -   $ 18,391,243
------------------------------------------------------------------------------

In January 2010, FASB issued Accounting Standards Update No. 2010-06, Improv-ing Disclosures about Fair Value Measurements (ASU 2010-06). ASU 2010-06 requires new disclosures regarding transfers in and out of Levels 1 and 2 (effective for interim and annual periods beginning after December 15, 2009), as well as additional details regarding Level 3 transaction activity (effec-tive for interim and annual periods beginning after December 15, 2010). There were no significant transfers into or out of Level 1 and Level 2 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

ITEM 2. CONTROLS AND PROCEDURES

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act)(17 CFR 270.30a-3(b)) that occurred during the Registrant's last fiscal quarter that have mat-erially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

Filed herewith.

SIGNATURES

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Berkshire Funds

By: /s/ Malcolm R. Fobes III
        --------------------
        Malcolm R. Fobes III
        President and Treasurer

Date: November 29,2010


   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the fol-lowing person on behalf of the registrant and in the capacities and on the date indicated.

By: /s/ Malcolm R. Fobes III
        --------------------
        Malcolm R. Fobes III
        President and Treasurer

Date: November 29, 2010